Interest On Pension And Other Post-Employment Benefit Obligations - Summary of Interest On Pension And Other Post Employment Benefit Obligations (Detail) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Interest on pension and other post employment benefit obligations [Abstract]
Interest on defined benefit pension obligation	$ 8.1	$ 7.0
Interest on other post-employment benefit obligation	8.0	8.8
Interest on pension and other post-employment benefit obligations	$ 16.1	$ 15.8